Financial Instruments, Risk Management and Capital Management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₽ 24,938	₽ 13,725
Financing cash flows	53,579	5,916
New leases (non-cash)	31,423	8,122
Exchange difference	219
Change in fair value	(6,364)
Conversion of the loan into equity		(3,594)
Other	1,382	769
Ending Balance	105,177	24,938
Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,448	4,116
Financing cash flows	58,348	8,212
Bifurcation of embedded conversion options (non-cash)	(6,958)
Exchange difference	219
Conversion of the loan into equity		(3,594)
Other	1,059	714
Ending Balance	62,116	9,448
Conversion Options [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Bifurcation of embedded conversion options (non-cash)	6,958
Change in fair value	(6,364)
Ending Balance	594	0
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,490	9,609
Financing cash flows	(4,769)	(2,296)
New leases (non-cash)	31,423	8,122
Other	323	55
Ending Balance	₽ 42,467	₽ 15,490